Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	American Retail Group, Inc.
Entity Central Index Key	0000277905
Trading Symbol	argb
Amendment Flag	true
Amendment Description	Amendment 2
Current Fiscal Year End Date	--12-31
Document Type	10-12G/A
Document Period End Date	Mar. 31, 2017
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company